Note 5 - Discontinued operations	12 Months Ended
Dec. 31, 2012
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5 Discontinued operations

The Group discontinued its television advertising operations by terminating its partnership agreements with CYL in association with QTV in July 2008 and TJSTV in September 2008. The terminations were in line with the Group’s decision to streamline its operations and return its focus on profitable business segments. As a result of the above terminations, the television advertising business was accounted for as a discontinued operation. Accordingly, the results of the advertising business have been classified as discontinued operations in the consolidated statements of operations and comprehensive income.

	Year ended December 31,
	2010	2011	2012
	$	$	$
Gross revenues	–	–	–
Sales tax	–	–	–
Cost of revenue	–	–	–
Gross loss	–	–	–
Operating income	315,256	–	–
Provision for impairment	–	–	–
Net income from discontinued operations before tax	315,256	–	–
Tax benefit	—	–	–
Net income from discontinued operations	315,256	–	–

At the discontinuance of the advertising operations, the Group performed a specific review on all the assets and liabilities related to the advertising segment, and provided an allowance for doubtful accounts and impaired other receivables, intangible assets and other long-term assets.  All fixed assets previously used by the advertising operations, such as office equipment and computers, were either transferred to other reporting units or disposed of as of the end of 2008. Certain liabilities of $361,307 were assumed by CYL.

In 2010, the Group reduced its payables by $315,256 after reaching an agreement with its suppliers whereby the suppliers agreed to waive balances owing to them. Such amount was recorded in operating income.

The following table presents the Group’s advertising business assets and liabilities:

	As of December 31,
	2011	2012
	$	$
Assets	—	—
Total assets of discontinued operations	—	—
Liabilities:
Account payable, accrued liabilities and other payables	160,643	160,643
Taxes payable	92,784	92,784
Total liabilities of discontinued operations	253,427	253,427

There are no carrying values of assets of the discontinued operations as of December 31, 2011 and 2012, respectively. There is no discontinued operation in 2011 and 2012.